Other Operating Expenses - Summary of Sales and Marketing Expense (Details) - CAD ($) $ in Thousands	10 Months Ended	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2020	Dec. 31, 2019
Expense By Nature [Abstract]
Marketing	$ 1,733	$ 4,839	$ 3,093
Events		393	2,961
Research	24	57	199
Media	623	448	1,815
Sales and marketing expense	$ 2,380	$ 5,737	$ 8,068